Government Money Market Funds

FUND/CLASS	CAPITAL
Allspring Government Money Market Fund	ALGXX
Allspring Treasury Plus Money Market Fund	TPAXX
Allspring 100% Treasury Money Market Fund	AHCXX
Prospectus
May 1, 2026
The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Anyone who tells you otherwise is committing a crime.

Table of Contents

Fund Summaries
Government Money Market Fund Summary........................................................................................	2
Treasury Plus Money Market Fund Summary.......................................................................................	6
100% Treasury Money Market Fund Summary....................................................................................	10
Details About the Funds
Key Fund Information.........................................................................................................................	14
Government Money Market Fund........................................................................................................	15
Treasury Plus Money Market Fund......................................................................................................	16
100% Treasury Money Market Fund....................................................................................................	17
Description of Principal Investment Risks...........................................................................................	18
Portfolio Holdings Information............................................................................................................	19
Pricing Fund Shares............................................................................................................................	19
Management of the Funds
The Manager......................................................................................................................................	20
The Sub-Adviser.................................................................................................................................	21
Multi-Manager Arrangement...............................................................................................................	21
Account Information
Share Class Eligibility.........................................................................................................................	22
Compensation to Financial Professionals and Intermediaries.............................................................	22
Buying and Selling Fund Shares.........................................................................................................	23
Exchanging Fund Shares....................................................................................................................	26
Frequent Purchases and Redemptions of Fund Shares.......................................................................	26
Account Policies.................................................................................................................................	27
Distributions.......................................................................................................................................	28
Other Information
Taxes..................................................................................................................................................	29
Financial Highlights............................................................................................................................	30

Government Money Market Fund   Summary
Investment Objective
The Fund seeks current income, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.13%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.19%
Fee Waivers	(0.02)%
Total Annual Fund Operating Expenses After Fee Waivers[1]	0.17%
1.	The Manager has contractually committed through May 31, 2027, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.17% for Capital Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. The Manager and/or its affiliates may also voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses as they may determine from time to time.
Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

After:
1 Year	$17
3 Years	$59
5 Years	$105
10 Years	$241

2Government Money Market Funds

Principal Investment Strategies
Under normal circumstances, we invest:

•
exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments that consist of U.S. Government obligations and repurchase agreements collateralized by U.S. Government obligations.

These investments may have fixed, floating, or variable rates of interest. We will also generally hold a portion of the Fund’s assets in cash, primarily to help manage fund flows.
Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund’s overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.
Principal Investment Risks
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.
Money Market Fund Risk. The Fund’s yield will change based on changes in interest rates and other market conditions. Because the Fund invests in short-term instruments, the Fund’s dividend yields are expected to be low when short-term market interest rates are low, and there is no guarantee that the Fund will not have a negative yield.
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. U.S. Government obligations may be adversely affected by a default by, or decline in the credit quality, of the U.S. Government.
Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable or unwilling, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.
Repurchase Agreement Risk. In the event that the counterparty to a repurchase agreement is unwilling or unable to fulfill its contractual obligations to repurchase the underlying security, a Fund may lose money, suffer delays, or incur costs arising from holding or selling the underlying security.
Management Risk. Investment decisions,  techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.
Government Money Market Funds3

Performance
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund’s website at allspringglobal.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns for Capital Class as of 12/31 each year[1]
Highest Quarter: December 31, 2023	+1.32%
Lowest Quarter: March 31, 2021	0.00%
Year-to-date total return as of March 31, 2026 is +0.88

Average Annual Total Returns for the periods ended 12/31/2025[1]
	INCEPTION DATE OF SHARE CLASS	1 YEAR	5 YEAR	10 YEAR
Capital Class	4/30/2026	4.18%	3.14%	2.07%
1.	Historical performance shown for the Capital Class shares prior to their inception reflects the performance of the Institutional Class shares and is not adjusted to reflect Capital Class expenses. If these expenses had been included, returns for Capital Class shares would be higher. The Institutional Class annual returns are substantially similar to what the Capital Class annual returns would be because the Institutional Class and Capital Class are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses.
4Government Money Market Funds

Fund Management

MANAGER	SUB-ADVISER
Allspring Funds Management, LLC	Allspring Global Investments, LLC
Purchase and Sale of Fund Shares
Capital Class shares are generally available through intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and funds of funds, including those managed by Allspring Funds Management. In general, you can buy or sell shares of the Fund online or by mail, phone or wire, on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Capital Class: $25 million Minimum Additional Investment Capital Class: No Minimum	Mail: Allspring Funds P.O. Box 219967 Kansas City, MO 64121-9967 Online: allspringglobal.com Phone or Wire: 1-800-260-5969 or 1-800-368-7550 Contact your investment representative.
Tax Information
Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, subsequent withdrawals from such a tax-advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.
Payments to Intermediaries
If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary’s website for more information.
Government Money Market Funds5

Treasury Plus Money Market Fund   Summary
Investment Objective
The Fund seeks current income, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.13%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.07%
Total Annual Fund Operating Expenses	0.20%
Fee Waivers	(0.03)%
Total Annual Fund Operating Expenses After Fee Waivers[1]	0.17%
1.	The Manager has contractually committed through May 31, 2027, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.17% for Capital Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. The Manager and/or its affiliates may also voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses as they may determine from time to time.
Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

After:
1 Year	$17
3 Years	$61
5 Years	$110
10 Years	$252

6Government Money Market Funds

Principal Investment Strategies
Under normal circumstances, we invest:

•
exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments that consist of U.S. Treasury obligations and repurchase agreements collateralized by U.S. Treasury obligations.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund’s overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.
Principal Investment Risks
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.
Money Market Fund Risk. The Fund’s yield will change based on changes in interest rates and other market conditions. Because the Fund invests in short-term instruments, the Fund’s dividend yields are expected to be low when short-term market interest rates are low, and there is no guarantee that the Fund will not have a negative yield.
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. U.S. Government obligations may be adversely affected by a default by, or decline in the credit quality, of the U.S. Government.
Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable or unwilling, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.
Repurchase Agreement Risk. In the event that the counterparty to a repurchase agreement is unwilling or unable to fulfill its contractual obligations to repurchase the underlying security, a Fund may lose money, suffer delays, or incur costs arising from holding or selling the underlying security.
Management Risk. Investment decisions,  techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.
Government Money Market Funds7

Performance
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund’s website at allspringglobal.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns for Capital Class as of 12/31 each year[1]
Highest Quarter: December 31, 2023	+1.32%
Lowest Quarter: March 31, 2021	0.00%
Year-to-date total return as of March 31, 2026 is +0.88

Average Annual Total Returns for the periods ended 12/31/2025[1]
	INCEPTION DATE OF SHARE CLASS	1 YEAR	5 YEAR	10 YEAR
Capital Class	4/30/2026	4.16%	3.13%	2.06%
1.	Historical performance shown for the Capital Class shares prior to their inception reflects the performance of the Institutional Class shares and is not adjusted to reflect Capital Class expenses. If these expenses had been included, returns for Capital Class shares would be higher. The Institutional Class annual returns are substantially similar to what the Capital Class annual returns would be because the Institutional Class and Capital Class are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses.
8Government Money Market Funds

Fund Management

MANAGER	SUB-ADVISER
Allspring Funds Management, LLC	Allspring Global Investments, LLC
Purchase and Sale of Fund Shares
Capital Class shares are generally available through intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and funds of funds, including those managed by Allspring Funds Management. In general, you can buy or sell shares of the Fund online or by mail, phone or wire, on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Capital Class: $25 million Minimum Additional Investment Capital Class: No Minimum	Mail: Allspring Funds P.O. Box 219967 Kansas City, MO 64121-9967 Online: allspringglobal.com Phone or Wire: 1-800-260-5969 or 1-800-368-7550 Contact your investment representative.
Tax Information
Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, subsequent withdrawals from such a tax-advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.
Payments to Intermediaries
If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary’s website for more information.
Government Money Market Funds9

100% Treasury Money Market Fund   Summary
Investment Objective
The Fund seeks current income exempt from most state and local individual income taxes, while preserving capital and liquidity.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy, hold and sell shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.14%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.07%
Total Annual Fund Operating Expenses	0.21%
Fee Waivers	(0.04)%
Total Annual Fund Operating Expenses After Fee Waivers[1]	0.17%
1.	The Manager has contractually committed through May 31, 2027, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.17% for Capital Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. The Manager and/or its affiliates may also voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses as they may determine from time to time.
Example of Expenses
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

After:
1 Year	$17
3 Years	$59
5 Years	$110
10 Years	$260

10Government Money Market Funds

Principal Investment Strategies
Under normal circumstances, we invest:

•	exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments that consist of U.S. Treasury obligations.

Our security selection is based on several factors, including yield and maturity, while taking into account the Fund’s overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.
Principal Investment Risks
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
Market Risk. The values of, and/or the income generated by, securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.
Money Market Fund Risk. The Fund’s yield will change based on changes in interest rates and other market conditions. Because the Fund invests in short-term instruments, the Fund’s dividend yields are expected to be low when short-term market interest rates are low, and there is no guarantee that the Fund will not have a negative yield.
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. U.S. Government obligations may be adversely affected by a default by, or decline in the credit quality, of the U.S. Government.
Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable or unwilling, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Very low or negative interest rates may magnify interest rate risk.
Management Risk. Investment decisions,  techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.
Government Money Market Funds11

Performance
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund’s website at allspringglobal.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Calendar Year Total Returns for Capital Class as of 12/31 each year[1]
Highest Quarter: December 31, 2023	+1.33%
Lowest Quarter: March 31, 2021	0.00%
Year-to-date total return as of March 31, 2026 is +0.87%

Average Annual Total Returns for the periods ended 12/31/2025[1]
	INCEPTION DATE OF SHARE CLASS	1 YEAR	5 YEAR	10 YEAR
Capital Class	4/30/2026	4.16%	3.11%	2.04%
1.	Historical performance shown for the Capital Class shares prior to their inception reflects the performance of the Institutional Class shares and is not adjusted to reflect Capital Class expenses. If these expenses had been included, returns for Capital Class shares would be higher. The Institutional Class annual returns are substantially similar to what the Capital Class annual returns would be because the Institutional Class and Capital Class are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses.
12Government Money Market Funds

Fund Management

MANAGER	SUB-ADVISER
Allspring Funds Management, LLC	Allspring Global Investments, LLC
Purchase and Sale of Fund Shares
Capital Class shares are generally available through intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and funds of funds, including those managed by Allspring Funds Management. In general, you can buy or sell shares of the Fund online or by mail, phone or wire, on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Capital Class: $25 million Minimum Additional Investment Capital Class: No Minimum	Mail: Allspring Funds P.O. Box 219967 Kansas City, MO 64121-9967 Online: allspringglobal.com Phone or Wire: 1-800-260-5969 or 1-800-368-7550 Contact your investment representative.
Tax Information
Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, subsequent withdrawals from such a tax-advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.
Payments to Intermediaries
If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary’s website for more information.
Government Money Market Funds13

Details About the Funds
About Allspring Government Money Market Funds
Each Fund intends to qualify as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). “Government money market funds” are required to invest at least 99.5% of their assets in (i) cash, (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or (iii) repurchase agreements that are collateralized fully (i.e., collateralized by cash or government securities), although a particular Fund’s investment strategy may be more restrictive. All Allspring Government Money Market Funds seek to provide current income, while preserving capital and liquidity. All Allspring Government Money Market Funds are managed to meet the requirements of Rule 2a-7 under the 1940 Act, which provides that:

•	Each Fund will seek to maintain a net asset value of $1.00 per share.

•	Each Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.

•	The dollar-weighted average maturity of each Fund will be 60 days or less.

•	The dollar-weighted average life of each Fund will be 120 days or less.

•	Each Fund will invest only in U.S. dollar-denominated securities.

•	Each Fund will value its assets based on the total market value of all the securities it holds using the amortized cost method.

In order to obtain a rating from a rating organization, some Funds may observe additional investment restrictions.
While the Funds’ Board of Trustees (the “Board”) may elect to subject the Funds to liquidity fee requirements in the future, the Board has elected to not do so at this time.
14Government Money Market Funds

Government Money Market Fund
Investment Objective
The Fund seeks current income, while preserving capital and liquidity.
The Fund’s Board of Trustees can change this investment objective without a shareholder vote.
Principal Investment Strategies
Under normal circumstances, we invest:

•
exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments that consist of U.S. Government obligations and repurchase agreements collateralized by U.S. Government obligations.

These investments may have fixed, floating, or variable rates of interest. We will also generally hold a portion of the Fund’s assets in cash, primarily to help manage fund flows.
Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund’s overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.
The Fund may temporarily hold a greater portion of assets in uninvested cash for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interest of shareholders to do so. During these periods, the Fund may not achieve its objective.
The Fund is primarily subject to the risks mentioned below.

Market Risk Money Market Fund Risk U.S. Government Obligations Risk	Debt Securities Risk Repurchase Agreement Risk Management Risk
These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund’s net asset value, yield and total return. These risks are described in the “Description of Principal Investment Risks” section.
Government Money Market Funds15

Treasury Plus Money Market Fund
Investment Objective
The Fund seeks current income, while preserving capital and liquidity.
The Fund’s Board of Trustees can change this investment objective without a shareholder vote.
Principal Investment Strategies
Under normal circumstances, we invest:

•
exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments that consist of U.S. Treasury obligations and repurchase agreements collateralized by U.S. Treasury obligations.

Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund’s overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.
The Fund may temporarily hold a greater portion of assets in uninvested cash for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interest of shareholders to do so. During these periods, the Fund may not achieve its objective.
The Fund is primarily subject to the risks mentioned below.

Market Risk Money Market Fund Risk U.S. Government Obligations Risk	Debt Securities Risk Repurchase Agreement Risk Management Risk
These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund’s net asset value, yield and total return. These risks are described in the “Description of Principal Investment Risks” section.
16Government Money Market Funds

100% Treasury Money Market  Fund
Investment Objective
The Fund seeks current income exempt from most state and local individual income taxes, while preserving capital and liquidity.
The Fund’s Board of Trustees can change this investment objective without a shareholder vote.
Principal Investment Strategies
Under normal circumstances, we invest:

•	exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments that consist of U.S. Treasury obligations.

Our security selection is based on several factors, including yield and maturity, while taking into account the Fund’s overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.
The Fund may temporarily hold a greater portion of assets in uninvested cash for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interest of shareholders to do so. During these periods, the Fund may not achieve its objective.
The Fund is primarily subject to the risks mentioned below.

Market Risk Money Market Fund Risk U.S. Government Obligations Risk	Debt Securities Risk Management Risk
These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund’s net asset value, yield and total return. These risks are described in the “Description of Principal Investment Risks” section.
Government Money Market Funds17

Description of Principal Investment Risks
Understanding the risks involved in fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The risks that are most likely to have a material effect on a particular Fund  as a whole are called “principal risks.” The principal risks for  each  Fund have been previously identified and are described below (in alphabetical order). Additional information about the principal risks is included in the Statement of Additional Information.
Debt Securities Risk. Debt securities are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable or unwilling, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline and the Fund could lose money. Credit risk increases as an issuer’s credit quality or financial strength declines. The credit quality of a debt security may deteriorate rapidly and cause significant deterioration in the Fund’s net asset value. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by a Fund, the more the Fund is subject to this risk. If interest rates decline, interest that the Fund is able to earn on its investments in debt securities may also decline, which could cause the Fund to reduce the dividends it pays to shareholders, but the value of those securities may increase. Some debt securities give the issuers the option to call, redeem or prepay the securities before their maturity dates. If an issuer calls, redeems or prepays a debt security during a time of declining interest rates, the Fund might have to reinvest the proceeds in a security offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates. Very low or negative interest rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent the Fund is exposed to such interest rates. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. Changes in market conditions and government policies may lead to periods of heightened volatility in the debt securities market, reduced liquidity Fund investments and an increase in Fund redemptions.
Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce the returns expected, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.
Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, inflation, natural and environmental disasters, epidemics, pandemics and other public health crises and related events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on a Fund and its investments. In addition, economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.
Money Market Fund Risk. The Fund’s yield will change based on changes in interest rates and other market conditions. Because the Fund invests in short-term instruments, the Fund’s dividend yields are expected to be low when short-term market interest rates are low, and there is no guarantee that the Fund will not have a negative yield.
Repurchase Agreement Risk. In the event that the counterparty to a repurchase agreement is unwilling or unable to fulfill its contractual obligations to repurchase the underlying security, a Fund may lose money, suffer delays, or incur costs arising from holding or selling the underlying security.
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government. If a government-sponsored entity is unable to meet its obligations or its creditworthiness declines, the performance of a Fund that holds securities issued or guaranteed by the entity will be adversely impacted. U.S. Government obligations may be adversely affected by a default by, or decline in the credit quality, of the U.S. Government.
18Government Money Market Funds

Portfolio Holdings Information
A description of the Allspring Funds’ policies and procedures with respect to disclosure of the Funds’  portfolio holdings is available in the Funds’ Statement of Additional Information.
Pricing  Fund Shares
A Fund’s net asset value (“NAV”) is the value of a single share. The NAV is calculated each business day at the times reflected below, although a Fund may deviate from these calculation times under unusual or unexpected circumstances. The NAV is calculated separately for each class of shares of a multiple-class Fund. The last NAV calculated on the most recent business day is available at allspringglobal.com. To calculate the NAV of a Fund’s shares, the Fund’s assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding.
We calculate the NAV at the following times each business day:

Government Money Market Fund Treasury Plus Money Market Fund	8:00a.m., 9:00a.m, 10:00a.m., 11:00a.m., 12:00p.m., 1:00p.m., 2:00p.m., 3:00p.m., 4:00p.m. and 5:00p.m. (ET)
100% Treasury Money Market Fund	8:00a.m., 9:00a.m., 10:00a.m., 11:00a.m., 12:00p.m., 1:00p.m.; 2:00p.m. and 4:00p.m. (ET)
Generally, NAV is not calculated, and purchase and redemption requests are not processed, on days that the New York Stock Exchange (“NYSE”) is closed for trading; however, a Fund may elect to remain open even on days that the NYSE is closed if the Securities Industry and Financial Markets Association (“SIFMA”) recommends that the bond markets remain open. If the markets close early or if SIFMA recommends that the markets close early, a Fund may close early and may calculate its NAV at earlier times under these circumstances. The price at which a purchase or redemption request for Fund shares is processed is based on the next NAV calculated after the request is received in good order. In the case of an exchange order, the exchange order is deemed to be a request for the redemption of shares of one Fund and for the purchase of shares of another Fund, and will be processed at the next time that both Funds calculate their NAVs at the same time. Information on the timing of dividend accrual and settlement in connection with a purchase or redemption of shares can be found in the section of this Prospectus entitled “Buying and Selling Fund Shares.”
A Fund’s assets are valued using the amortized cost method, in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). Portfolio securities are valued at their acquisition cost, adjusted for discounts or premiums reflected in their purchase price regardless of the impact of fluctuating interest rates on the market value of the instrument. This method of valuation is designed to enable a Fund to price its shares at $1.00 per share, although the value of the Fund’s shares based on the mark-to-market valuation method may be more or less than $1.00 per share.
The Board of Trustees has approved procedures designed to monitor a Fund’s price per share. The Manager monitors the value of the Fund’s shares based on the mark-to-market valuation method and will promptly notify the Board when the Fund’s mark-to-market value deviates more than 0.25% from the Fund’s established NAV of $1.00 per share. In the event that the Board determines that a deviation exists that may result in material dilution or other unfair results to shareholders, the Fund will take such corrective action as it deems necessary, which may include, among other things, establishing a NAV of less than or more than $1.00 per share by using available market quotations or suspending the redemption of shares and liquidating the Fund under Rule 22e-3 under the 1940 Act. See the Statement of Additional Information for additional details regarding the determination of NAVs.
Government Money Market Funds19

Management of the Funds
The Manager
Allspring Funds Management, LLC (“Allspring Funds Management”), headquartered at 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203, provides advisory and Fund-level administrative services to the Funds pursuant to an investment management agreement (the “Management Agreement”. Allspring Funds Management is a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. Allspring Funds Management is a registered investment adviser that provides advisory services for a family of U.S. registered mutual funds, closed-end funds, and exchange-traded funds and several managed account programs.
Allspring Funds Management is responsible for implementing the investment objectives and strategies of the Funds. Allspring Funds Management’s investment professionals review and analyze the Funds’ performance, including relative to peer funds, and monitor the  Funds’ compliance with  their investment objectives and strategies. Allspring Funds Management is responsible for reporting to the Board on investment performance and other matters affecting the Funds. When appropriate, Allspring Funds Management recommends to the Board enhancements to Fund features, including changes to Fund investment objectives, strategies and policies. Allspring Funds Management also communicates with shareholders and intermediaries about Fund performance and features.
Allspring Funds Management is also responsible for providing Fund-level administrative services to the Funds, which include, among others, providing such services in connection with the Funds’ operations; developing and implementing procedures for monitoring compliance with regulatory requirements and compliance with the  Funds’ investment objectives, policies and restrictions; and providing any other  Fund-level administrative services reasonably necessary for the operation of the  Funds, other than those services that are provided by the  Funds’  transfer and dividend disbursing agent, custodian, and fund accountant.
To assist Allspring Funds Management in implementing the investment objectives and strategies of the Funds, Allspring Funds Management may contract with one or more sub-advisers to provide day-to-day portfolio management services to the Funds. Allspring Funds Management employs a team of investment professionals who identify and recommend the initial hiring of any sub-adviser and oversee and monitor the activities of any sub-adviser on an ongoing basis. Allspring Funds Management retains overall responsibility for the investment activities of the Funds.
A discussion regarding the basis for the Board’s approval of the  Management Agreement  and any applicable sub-advisory agreements for  each  Fund  will be available in the  Fund’s Form N-CSR filing for the period ended July 31st.
For  each  Fund’s most recent fiscal year end, the  management fee paid to Allspring Funds Management  pursuant to the Management Agreement, net of any applicable waivers and reimbursements, was as follows:

Management Fees Paid
AS A % OF AVERAGE DAILY NET ASSETS
Government Money Market Fund	0.13%
Treasury Plus Money Market Fund	0.13%
100% Treasury Money Market Fund	0.13%
20Government Money Market Funds

The Sub-Adviser
The following  sub-adviser provides day-to-day portfolio management services to the Funds. These services include making purchases and sales of securities and other investment assets for the Funds, selecting broker-dealers, negotiating brokerage commission rates and maintaining portfolio transaction records. The  sub-adviser  is compensated for its services by Allspring Funds Management from the fees Allspring Funds Management receives for its services as adviser to the Funds.
Allspring Global Investments, LLC (“Allspring Investments”), is a registered investment adviser located at  1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203. Allspring Investments, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings,  LLC, is a multi-boutique asset management firm committed to delivering superior investment services to institutional clients, including investment companies.
Multi-Manager Arrangement
The  Funds and Allspring Funds Management  have obtained an exemptive order from the SEC that permits Allspring Funds Management, subject to Board approval, to select certain sub-advisers and enter into or amend sub-advisory agreements with them without obtaining shareholder approval. The SEC order extends to sub-advisers that are not otherwise affiliated with Allspring Funds Management  or the  Funds, as well as sub-advisers that are wholly-owned subsidiaries of Allspring Funds Management  or of a company that wholly owns Allspring Funds Management. In addition, the SEC staff, pursuant to no-action relief, has extended multi-manager relief to any affiliated sub-adviser, such as affiliated sub-advisers that are not wholly-owned subsidiaries of Allspring Funds Management  or of a company that wholly owns Allspring Funds Management, provided certain conditions are satisfied (all such sub-advisers covered by the order or relief, “Multi-Manager Sub-Advisers”).
As such, Allspring Funds Management, with Board approval, may hire or replace Multi-Manager Sub-Advisers for each Fund that is eligible to rely on the order or relief. Allspring Funds Management, subject to Board oversight, has the responsibility to oversee Multi-Manager Sub-Advisers and to recommend their hiring, termination and replacement. If a new sub-adviser is hired for a Fund pursuant to the order or relief, the Fund is required to notify shareholders within 90 days. The  Funds  are not required to disclose the individual fees that Allspring Funds Management  pays to a Multi-Manager Sub-Adviser.
Government Money Market Funds21

Account Information
Share Class Eligibility
Capital Class shares are generally available through intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks  and  trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and fund of funds including those managed by Allspring Funds Management. The following investors may purchase Capital Class shares without investing the $25 million minimum initial investment amount:

•	Employee benefit plan programs;

•	Broker-dealer managed account or wrap programs that charge an asset-based fee;

•	Registered investment adviser mutual fund wrap programs or other accounts that are charged a fee for advisory, investment, consulting or similar services;

•	Private bank and trust company managed account or wrap programs that charge an asset-based fee;

•	Internal Revenue Code Section 529 college savings plan accounts;

•	Fund of Funds including those advised by Allspring Funds Management;

•	Affiliated Funds using the Fund to invest cash;

•	Money market trading platforms; and

•	Certain investors and related accounts as detailed in the Fund’s Statement of Additional Information.

Any of the minimum initial investment amount waivers listed above may be modified or discontinued at any time.
Your Fund may offer other classes of shares in addition to those offered through this Prospectus. You may be eligible to invest in one or more of these other classes of shares. Each share class bears varying expenses and may differ in other features. Consult your financial professional for more information regarding a Fund’s available share classes.
The information in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to any law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.
Compensation to Financial Professionals and Intermediaries
In addition to dealer reallowances and payments made by certain classes of  each Fund for distribution and shareholder servicing, the Fund’s manager, the distributor or their affiliates make additional payments (“Additional Payments”) to certain financial professionals and intermediaries for selling shares and providing shareholder services, which include broker-dealers and 401(k) service providers and record keepers. These Additional Payments, which may be significant, are paid by the Fund’s manager, the distributor or their affiliates, out of their revenues, which generally come directly or indirectly from Fund fees.
In return for these Additional Payments,  each Fund’s manager and distributor expect the Fund to receive certain marketing or servicing considerations that are not generally available to mutual funds whose sponsors do not make such payments. Such considerations are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the intermediary’s clients (sometimes referred to as “Shelf Space”); access to the intermediary’s financial professionals; and/or the ability to assist in training and educating the intermediary’s financial professionals.
The Additional Payments may create potential conflicts of interest between an investor and a financial professional or intermediary who is recommending or making available a particular mutual fund over other mutual funds. Before investing, you are urged to consult with your financial professional and review carefully any disclosure by the intermediary as to what compensation the intermediary receives from mutual fund sponsors, as well as how your financial professional is compensated.
The Additional Payments are typically paid in fixed dollar amounts, based on the number of customer accounts maintained by an intermediary, or based on a percentage of sales and/or assets under management, or a combination of the above. The Additional Payments are either up-front or ongoing or both and differ among intermediaries. In a given year, Additional Payments to an intermediary that is compensated based on its customers’ assets typically range between 0.02% and 0.25% of assets invested in a Fund by the intermediary’s customers. Additional Payments to an
22Government Money Market Funds

intermediary that is compensated based on a percentage of sales typically range between 0.10% and 0.25% of the gross sales of a Fund attributable to the financial intermediary.
More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the Allspring Funds website at www.allspringglobal.com.
Buying and Selling Fund Shares
For more information regarding buying and selling Fund shares, please visit www.allspringglobal.com. You may buy (purchase) and sell (redeem) Fund shares as outlined in the table below.

	Opening an Account	Adding to an Account or Selling Fund Shares
Online	New accounts cannot be opened online.
Visit www.allspringglobal.com.

Online transactions are limited to a maximum of $100,000. You may be eligible for an exception to this maximum. Please call Investor Services at 1-800-222-8222 for more information.

By Telephone	Call Investor Services at 1-800-222-8222. Available only if you have another Allspring Fund account with your bank information on file.
Call Investor Services at 1-800-222-8222.

Redemption requests may not be made by phone if the address on your account was changed in the last 15 days. In this event, you must request your redemption by mail. For joint accounts, telephone requests generally require only one of the account owners to call unless you have instructed us otherwise.

By Mail
Complete an account application and submit it according to the instructions on the application.
Account applications are available online at www.allspringglobal.com or by calling Investor Services at 1-800-222-8222.

Send the items required under “Requests in Good Order” below to:
Regular Mail
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Overnight Only
Allspring Funds
430 W 7th Street STE 219967
Kansas City, MO 64105-1407

	OPENING AN ACCOUNT	ADDING TO AN ACCOUNT OR SELLING FUND SHARES
Through Your Financial Professional	Contact your financial professional. Transactions will be subject to the terms of your account with your intermediary.	Contact your financial professional. Transactions will be subject to the terms of your account with your intermediary.
Through Your Retirement Plan	Contact your retirement plan administrator. Transactions will be subject to the terms of your retirement plan account.	Contact your retirement plan administrator. Transactions will be subject to the terms of your retirement plan account.
Online	New accounts cannot be opened online. Contact your financial professional or retirement plan administrator, or refer to the section on opening an account by mail.
Visit www.allspringglobal.com.

Online transactions are limited to a maximum of $100,000. You may be eligible for an exception to this maximum. Please call Investor Services at 1-800-222-8222 for more information.

Government Money Market Funds23

	OPENING AN ACCOUNT	ADDING TO AN ACCOUNT OR SELLING FUND SHARES
By Telephone	Call Investor Services at 1-800-222-8222. Available only if you have another Allspring Fund account with your bank information on file.
Call Investor Services at 1-800-222-8222.

Redemption requests may not be made by phone if the address on your account was changed in the last 15 days. In this event, you must request your redemption by mail. For joint accounts, telephone requests generally require only one of the account owners to call unless you have instructed us otherwise.

By Mail
Complete an account application and submit it according to the instructions on the application.
Account applications are available online at www.allspringglobal.com or by calling Investor Services at 1-800-222-8222.

Send the items required under “Requests in Good Order” below to:
Regular Mail
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Overnight Only
Allspring Funds
801 Pennsylvania Ave, STE 219967
Kansas City, MO 64105-1307

Requests in “Good Order”. All purchase and redemption requests must be received in “good order.” This means that a request generally must include:

•	The Fund name(s), share class(es) and account number(s);

•	The amount (in dollars or shares) and type (purchase or redemption) of the request;

•	If by mail, the signature of each registered owner as it appears in the account application;

•	For purchase requests, payment of the full amount of the purchase request (see “Payment” below);

•	For redemption requests, a Medallion Guarantee if required (see “Medallion Guarantee” below); and

•	Any supporting legal documentation that may be required.

Purchase and redemption requests in good order will be processed at the next NAV calculated after the Fund’s transfer agent or an authorized intermediary1 receives your request. If your request is not received in good order, additional documentation may be required to process your transaction. We reserve the right to waive any of the above requirements.
1.	The Fund’s shares may be purchased through an intermediary that has entered into a dealer agreement with the Fund’s distributor. The Fund has approved the acceptance of a purchase or redemption request effective as of the time of its receipt by such an authorized intermediary or its designee, as long as the request is received by one of those entities prior to the Fund’s closing time. These intermediaries may charge transaction fees. We reserve the right to adjust the closing time in certain circumstances.
Medallion Guarantee. A Medallion Guarantee is only required for a mailed redemption request under the following circumstances: (1) if the address on your account was changed within the last 15 days; (2) if the amount of the redemption request exceeds $100,000 and is to be paid to a bank account that is not currently on file with Allspring Funds or if all of the owners of your Allspring Fund  account are not included in the registration of the bank account provided; or (3) if the redemption request proceeds are to be paid to a third party. In addition, for your security, redemptions, or distributions to a new or modified bank account will require your signature to be Medallion Signature Guaranteed if requested within 15 days of the bank addition or modification.  You can get a Medallion Guarantee at a financial institution such as a bank or brokerage house. We do not accept notarized signatures.
Payment. Payment for Fund shares may be made as follows:
24Government Money Market Funds

By Wire
Purchases into a new or existing account may be funded by using the following wire instructions:

State Street Bank & Trust
Boston, MA
Bank Routing Number: ABA 011000028
Wire Purchase Account: 9905-437-1
Attention: Allspring Funds
(Name of Fund, Account Number and any applicable share class)
Account Name: Provide your name as registered on the Fund account or as included in your account application.

By Check	Make checks payable to Allspring Funds.
By Exchange	Identify an identically registered Allspring Fund account from which you wish to exchange (see “Exchanging Fund Shares” below for restrictions on exchanges).
By Electronic Funds Transfer (“EFT”)	Additional purchases for existing accounts may be funded by EFT using your linked bank account.
All payments must be in U.S. dollars, and all checks and EFTs must be drawn on U.S. banks. You will be charged a $25.00 fee for every check or EFT that is returned to us as unpaid.
Payment and Timing of Redemption Proceeds. You may request that your redemption proceeds be sent to you by check, by Electronic Funds Transfer (EFT) into a linked bank account, or by wire to a linked bank account. Please call Investor Services at 1-800-222-8222 regarding the requirements for linking bank accounts or for wiring funds. Please note that if you wish to redeem shares purchased by check, by EFT or through the Automatic Investment Plan within seven days of purchase, you may be asked to resubmit your redemption request if your payment has not yet cleared.
Requests for redemption proceeds by check or  EFT that are received in good order will normally be sent out by the next business day after receipt and will earn a dividend until the day such proceeds are sent. Requests for redemption proceeds by wire will be processed and earn dividends as listed in the table below.

IF A REQUEST IS RECEIVED IN GOOD ORDER:	PROCEEDS WIRED	DIVIDENDS
100% Treasury Money Market Fund
By 2:00 p.m. (ET)	Same Business Day[1]	Not earned on day of request
After 2:00 p.m. (ET)	Next Business Day	Earned on day of request
Government Money Market Fund Treasury Plus Money Market Fund
By 5:00 p.m. (ET)	Same Business Day[1]	Not earned on day of request
After 5:00 p.m. (ET)	Next Business Day	Earned on day of request
1.	Please note that while we will make every effort to wire your redemption proceeds on the same business day, same day settlement is not guaranteed and your eligibility for same day settlement may vary depending upon the method by which you submit your redemption request.
Form of Redemption Proceeds. Under normal circumstances, we expect to meet redemption requests either by using uninvested cash or cash equivalents or by using the proceeds from the sale of portfolio securities, at the discretion of the portfolio manager(s). The Allspring Funds may also borrow through a bank line of credit for the purpose of meeting redemption requests, although we do not expect to draw funds from this source on a regular basis. In lieu of making cash payments, we reserve the right to determine in our sole discretion, including under stressed market conditions, whether to satisfy redemption requests by making payments in securities. In such cases, we may meet all or part of a redemption request by making payment in securities equal in value to the amount of the redemption payable to you as permitted under the 1940 Act, and the rules thereunder, in which case the redeeming shareholder should expect to incur transaction costs upon the disposition of any securities received.
Right to Delay Payment/Suspension of  Redemptions. We can delay the payment of a redemption for longer than one day if there is a non-routine closure of the Fedwire or Federal Reserve Bank.
Government Money Market Funds25

In addition, under Section 22(e) under the 1940 Act, we may suspend the right of redemption or postpone the date of payment of a redemption for longer than one day when: (i) the New York Stock Exchange is closed (other than weekend or holiday closings) or trading thereon is restricted; (ii) an emergency exists which makes the disposal by a Fund of securities it owns, or the fair determination of the value of the Fund’s net assets not reasonably practical; or (iii) the SEC, by order, permits the suspension of the right of redemption for the protection of shareholders. The SEC may, by rule or regulation, deem when trading shall be restricted or when an emergency exists.
In addition, (i) should a Fund’s weekly liquid assets fall below 10% and the Board determines it would not be in the best interests of such Fund to continue operating; or (ii) should the Board determine that a deviation between a Fund’s amortized cost price per share and its market-based NAV may result in material dilution or other unfair results to shareholders; then the Board, in its discretion, following notification to the SEC, may permanently suspend redemptions in a Fund and approve the liquidation of such Fund.
Exchanging Fund Shares
Exchanges between two funds involve two transactions: (1) the redemption of shares of one fund; and (2) the purchase of shares of another. In general, the same rules and procedures described under “Buying and Selling Fund Shares” apply to exchanges. There are, however, additional policies and considerations you should keep in mind while making or considering an exchange:

•
In general, exchanges may be made between like share classes of any fund in the Allspring Funds complex offered to the general public for investment (i.e., a fund not closed to new accounts), with the following exceptions: (1) Class A shares of non-money market funds may also be exchanged for Service Class shares of any retail or government money market fund; (2) Service Class shares may be exchanged for Class A shares of any non-money market fund; and (3) no exchanges are allowed into institutional money market funds.

•
If you make an exchange between Class A shares of a money market fund or Class A2 or Class A shares of a non-money market fund, you will buy the shares at the public offering price of the new fund, unless you are otherwise eligible to buy shares at NAV.

•
Same-fund exchanges between share classes are permitted subject to the following conditions: (1) the shareholder must meet the eligibility guidelines of the class being purchased in the exchange; (2) exchanges out of Class A and Class C shares would not be allowed if shares are subject to a CDSC; and (3) for non-money market funds, in order to exchange into Class A shares, the shareholder must be able to qualify to purchase Class A shares at NAV based on current Prospectus guidelines.

•
An exchange request will be processed on the same business day, provided that both funds are open at the time the request is received. If one or both funds are closed, the exchange will be processed on the following business day.

•	You should carefully read the Prospectus for the Fund into which you wish to exchange.

•	Every exchange involves redeeming fund shares, which may produce a capital gain or loss for tax purposes.

•
If you are making an initial investment into a fund through an exchange, you must exchange at least the minimum initial investment amount for the new fund, unless your balance has fallen below that amount due to investment performance.

•
If you are making an additional investment into a fund that you already own through an exchange, you must exchange at least the minimum subsequent investment amount for the fund you are exchanging into.

•
Class A and Class C share exchanges will not trigger a CDSC. The new shares received in the exchange will continue to age according to the original shares’ CDSC schedule and will be charged the CDSC applicable to the original shares upon redemption.

Generally, we will notify you at least 60 days in advance of any changes in the above exchange policies.
Frequent Purchases and Redemptions of Fund Shares
Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders by increasing expenses or lowering returns. However, money market funds, which are typically utilized by investors for cash management purposes and invest in highly liquid securities, are not as susceptible to these negative effects as non-money market Funds.
Although the policies adopted by the Funds do not prohibit frequent trading between money market Funds, Allspring Funds Management will seek to prevent an investor from utilizing a money market Fund to facilitate frequent purchases and redemptions of shares in non-money market Funds. If Allspring Funds Management determines that an investor has engaged in timing activities in contravention of the Funds’ policies (as described in the prospectus for the
26Government Money Market Funds

non-money market Fund), Allspring Funds Management will prevent such investor from investing in the non-money market Fund for a period of 30 calendar days.
In addition, Allspring Funds Management reserves the right to accept purchases, redemptions and exchanges made in excess of applicable trading restrictions in designated accounts held by Allspring Funds Management or its affiliate that are used at all times exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions, and are maintained at low balances that do not exceed specified dollar amount limitations.
Account Policies
Advance Notice of Large Transactions.
We strongly urge you to begin all purchases and redemptions as early in the day as possible and to notify us at least one day in advance of transactions in excess of $50,000,000. This will allow us to manage your Fund most effectively. When you give us this advance notice, you must provide us with your name and account number.
Householding. To help keep Fund expenses low, a single copy of a Prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a Prospectus or shareholder report and you would prefer to receive multiple copies, please call Investor Services at 1-800-222-8222 or contact your financial professional.
Retirement Accounts.
We offer a variety of retirement account types for individuals and small businesses. There may be special distribution requirements for a retirement account, such as required distributions or mandatory Federal income tax withholdings. For more information about the retirement accounts listed below, including any distribution requirements, call Investor Services at 1-800-222-8222. For retirement accounts held directly with a Fund, certain fees may apply including an annual account maintenance fee. The retirement accounts available for individuals and small businesses are:

•	Individual Retirement Accounts, including Traditional IRAs and Roth IRAs.

•	Small business retirement accounts, including Simple IRAs and SEP IRAs.

Small Account Redemptions.
We reserve the right to redeem accounts that have values that fall below a Fund’s minimum initial investment amount due to shareholder redemptions (as opposed to market movement). Before doing so, we will give you approximately 60 days to bring your account value above the Fund’s minimum initial investment amount. Please call Investor Services at 1-800-222-8222 or contact your financial professional for further details.
Transaction Authorizations.
We may accept telephone, electronic, and clearing agency transaction instructions from anyone who represents that he or she is a shareholder and provides reasonable confirmation of his or her identity. Neither we nor Allspring Funds will be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through our website, we may assign personal identification numbers (PINs) and you will need to create a login ID and password for account access. To safeguard your account, please keep these credentials confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your online access credentials.
Identity Verification.
We are required by law to obtain from you certain personal information that will be used to verify your identity. If you do not provide the information, we will not be able to open your account. In the rare event that we are unable to verify your identity as required by law, we reserve the right to redeem your account at the current NAV of the Fund’s shares. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.
Right to Freeze Accounts, Suspend Account Services or Reject or Terminate an Investment.
We reserve the right, to the extent permitted by law and/or regulations, to freeze any account or suspend account services when we have received reasonable notice (written or otherwise) of a dispute between registered or beneficial account owners or when we believe a fraudulent transaction may occur or has occurred. Additionally, we reserve the right to reject any  purchase or exchange request and to terminate a shareholder’s investment, including closing the shareholder’s account.
Government Money Market Funds27

Distributions
We will pass on to a Fund’s shareholders substantially all of the Fund’s net investment income (interest and dividends, less expenses) and realized net capital gains (realized whenever the Fund sells securities for higher prices than it paid for them), if any, at the frequency described below. Please note that to the extent a Fund sells securities to meet redemption requests from Fund shareholders, including redemption requests related to share class conversions or exchanges, such sales may result in increased capital gains distributions to other Fund shareholders who remain invested in the Fund.
Each Fund declares distributions of net investment income, if any,  daily, and makes such distributions, if any,  monthly. Each Fund generally makes distributions of realized net capital gains, if any,  annually. Your distributions will be automatically reinvested in additional shares, unless you or your Institution directs otherwise. Your other options are to receive checks for these payments, have them automatically invested in the same class of another Allspring Fund, or have them deposited into your bank account. With the check payment option, if checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible, and future distributions will be automatically reinvested.  To change your current option for payment of distributions, please contact your institution.
Earning Distributions. Assuming the purchase amount is received by the Fund’s custodian no later than the close of the Fedwire, dividends will accrue as follows:

IF A REQUEST IS RECEIVED IN GOOD ORDER:	DIVIDENDS TO BEGIN TO ACCRUE:
100% Treasury Money Market Fund
By 2:00 p.m. (ET)	Same Business Day
After 2:00 p.m. (ET)	Next Business Day
Government Money Market Fund Treasury Plus Money Market Fund
By 5:00 p.m. (ET)	Same Business Day
After 5:00 p.m. (ET)	Next Business Day
28Government Money Market Funds

Other Information
Taxes
The following discussion regarding income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal and state income tax considerations affecting the Fund and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.
We will pass on to a Fund’s shareholders substantially all of the Fund’s net investment income and realized net capital gains, if any. Distributions of a Fund’s ordinary income, if any, generally will be taxable to you as ordinary income. Although the Fund does not expect to realize any capital gain, distributions of a Fund’s net short-term capital gain, if any, generally will be taxable to you as long-term capital gain.
Corporate shareholders should not expect to deduct a portion of their distributions when determining their taxable income. In general, distributions also will not qualify for reductions in federal income taxation of dividends payable to individuals from certain domestic and foreign corporations.
Distributions from a Fund normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.
Individual taxpayers are subject to tax on ordinary income at a maximum rate of 37% and the maximum tax rate on long-term capital gains and qualified dividends is 20%. For U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly), a 3.8% Medicare contribution tax applies on “net investment income,” including interest, dividends, and capital gains. Corporations are subject to tax on all income and gains at a tax rate of 21%.
In certain circumstances, Fund shareholders may be subject to back-up withholding taxes.
As long as a Fund continually maintains a $1.00 NAV, you ordinarily will not recognize a taxable gain or loss on the redemption or exchange of your Fund shares.
Government Money Market Funds29

Financial Highlights
Financial highlights are not available for the  Capital Class shares of each Fund since  Capital Class shares did not exist prior to the current fiscal year end. The financial highlights shown below are for each Fund’s  Institutional Class shares and are intended to help you understand the Fund’s financial performance for the past five years (or since inception, if shorter). Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions). The information in the following table for the five years ended January 31, 2026, has been derived from each Fund’s audited financial statements, which have been audited by  KPMG LLP, the Funds’ independent registered public accounting firm, whose reports, along with the Fund’s audited financial statements, is also included in each Fund’s annual report, a copy of which is available upon request.
Government Money Market Fund
For a share outstanding throughout each period

	Year ended January 31
Institutional Class	2026	2025	2024	2023	2022
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.04 [1]	0.05 [1]	0.05 [1]	0.02	0.00 [2]
Net realized gains (losses) on investments	0.00 [2]	0.00 [2]	(0.00) [3]	0.00 [2]	0.00 [2]
Total from investment operations	0.04	0.05	0.05	0.02	0.00 [2]
Distributions to shareholders from
Net investment income	(0.04)	(0.05)	(0.05)	(0.02)	(0.00) [2]
Net realized gains	0.00	0.00	(0.00) [2]	(0.00) [2]	(0.00) [2]
Total distributions to shareholders	(0.04)	(0.05)	(0.05)	(0.02)	(0.00) [2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	4.12%	5.06%	5.08%	1.82%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.21%	0.21%	0.21%	0.22%	0.21%
Net expenses	0.20%	0.20%	0.20%	0.17% *	0.07% *
Net investment income	4.04%	4.93%	4.97%	1.66%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$31,912,290	$34,329,916	$29,521,342	$29,533,412	$40,078,395
*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.03%
Year ended January 31, 2022	0.13%
1	Calculated based upon average shares outstanding
2	Amount is less than $0.005.
3	Amount is more than $(0.005).
30Government Money Market Funds

Treasury Plus Money Market Fund
For a share outstanding throughout each period

	Year ended January 31
Institutional Class	2026	2025	2024	2023	2022
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.04 [1]	0.05 [1]	0.05 [1]	0.02	0.00 [2]
Net realized gains (losses) on investments	0.00 [2]	(0.00) [3]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.04	0.05	0.05	0.02	0.00 [2]
Distributions to shareholders from
Net investment income	(0.04)	(0.05)	(0.05)	(0.02)	(0.00) [2]
Net realized gains	(0.00) [2]	0.00	(0.00) [2]	(0.00) [2]	(0.00) [2]
Total distributions to shareholders	(0.04)	(0.05)	(0.05)	(0.02)	(0.00) [2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	4.10%	5.04%	5.09%	1.84%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.22%	0.22%	0.22%	0.23%	0.22%
Net expenses	0.20%	0.20%	0.20%	0.19% *	0.06% *
Net investment income	4.02%	4.91%	4.99%	1.84%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$19,925,454	$19,451,328	$16,599,118	$13,471,949	$14,984,670
*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.01%
Year ended January 31, 2022	0.14%
1	Calculated based upon average shares outstanding
2	Amount is less than $0.005.
3	Amount is more than $(0.005).
Government Money Market Funds31

100% Treasury Money Market  Fund
For a share outstanding throughout each period

	Year ended January 31
Institutional Class	2026	2025	2024	2023	2022
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.04 [1]	0.05 [1]	0.05 [1]	0.02	0.00 [2]
Net realized gains (losses) on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	(0.00) [3]
Total from investment operations	0.04	0.05	0.05	0.02	0.00 [2]
Distributions to shareholders from
Net investment income	(0.04)	(0.05)	(0.05)	(0.02)	(0.00) [2]
Net realized gains	(0.00) [2]	(0.00) [2]	(0.00) [2]	0.00	(0.00) [2]
Total distributions to shareholders	(0.04)	(0.05)	(0.05)	(0.02)	(0.00) [2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	4.10%	5.05%	5.06%	1.74%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.22%	0.23%	0.23%	0.23%	0.23%
Net expenses	0.20%	0.20%	0.20%	0.19% *	0.06% *
Net investment income	3.97%	4.93%	4.99%	1.54%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$12,107,750	$11,213,105	$11,665,347	$6,965,776	$10,797,673
*	Ratio includes class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Year ended January 31, 2023	0.01%
Year ended January 31, 2022	0.14%
1	Calculated based upon average shares outstanding
2	Amount is less than $0.005.
3	Amount is more than $(0.005).
32Government Money Market Funds

Notes

Government Money Market Funds33

Notes

34Government Money Market Funds

FOR MORE INFORMATION
More information on a Fund is available free upon request,  including the following documents:
Statement of Additional Information (“SAI”)
Supplements the disclosures made by this Prospectus. The  SAI, which has been filed with the SEC, is  incorporated by reference into this Prospectus and  therefore is legally part of this Prospectus.
Annual/Semi-Annual Reports and Long Form Financial Statements
Additional information about a Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders and in the annual and semi-annual long form financial statements filed on Form  N-CSR. In the Fund’s annual report,  you will find a discussion of the market conditions and  investment strategies that significantly affected the Fund’s  performance during its last fiscal year.
To obtain copies of the above documents or for more information about Allspring Funds, contact us:

By telephone:
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-800-260-5969
By mail:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Online:
www.allspringglobal.com
From the SEC:
Visit the EDGAR Database on the SEC’s website at sec.gov.
To obtain information for a fee, email:
publicinfo@sec.gov

The Allspring Funds are distributed by
Allspring Funds Distributor,  LLC, a member of FINRA.

© 2026 Allspring Global Investments Holdings, LLC. All rights reserved.	PRO4730 05-26 ICA Reg. No. 811-09253